Average Annual Total Returns - Connors Hedged Equity Fund		12 Months Ended	35 Months Ended
		Dec. 31, 2024	Dec. 31, 2024 [2]
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	10.96%
CBOE S&P 500 BuyWrite Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	20.12%	6.83%
Connors Hedged Equity Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent		18.28%	9.26%
Performance Inception Date		Jan. 19, 2022
Connors Hedged Equity Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	9.03%
Connors Hedged Equity Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.11%	7.18%

[1]	The S&P 500® Total Return Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Investors cannot invest directly in an index.
[2]	The Fund commenced operations on January 19, 2022.
[3]	The CBOE S&P 500 BuyWrite IndexSM (BXM) is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500 Index (SPXSM) “covered” call option, generally on the third Friday of each month. An investor cannot invest directly in an index.